PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Communication Services : 11 .9%
106,083
(1)
Alphabet, Inc. - Class A
$ 14,688,252
2 .1
87,727  Meta Platforms, Inc.
- Class A
42,997,635
6 .1
23,389
(1)
Netflix, Inc.
14,101,696
2 .0
128,515
(1)
ROBLOX Corp. - Class
A
5,127,748
0 .7
80,545
(1)
Trade Desk, Inc.
- Class A
6,880,959
1 .0
83,796,290
11 .9
Consumer Discretionary : 14 .9%
312,031
(1)
Amazon.com, Inc.
55,154,600
7 .8
2,256
(1)
Booking Holdings, Inc.
7,825,680
1 .1
2,494
(1)
Chipotle Mexican Grill,
Inc.
6,705,792
1 .0
133,588  Las Vegas Sands
Corp.
7,283,218
1 .0
15,831
(1)
Lululemon Athletica,
Inc.
7,394,502
1 .1
28,544
McDonald's Corp.
8,342,840
1 .2
53,882
Ross Stores, Inc.
8,026,263
1 .1
21,662
(1)
Tesla, Inc.
4,373,125
0 .6
105,106,020
14 .9
Consumer Staples : 3 .0%
37,207  Constellation Brands,
Inc. - Class A
9,246,684
1 .3
75,318
McCormick & Co., Inc.
5,186,397
0 .8
89,239  Mondelez International,
Inc. - Class A
6,520,694
0 .9
20,953,775
3 .0
Financials : 2 .6%
57,016  Apollo Global
Management, Inc.
6,374,389
0 .9
16,404  LPL Financial
Holdings, Inc.
4,394,467
0 .6
72,362  Tradeweb Markets,
Inc. - Class A
7,657,347
1 .1
18,426,203
2 .6
Health Care : 12 .9%
114,495
(1)
Boston Scientific Corp.
7,580,714
1 .1
21,584
Elevance Health, Inc.
10,818,980
1 .5
33,843
Eli Lilly & Co.
25,506,792
3 .6
19,074
HCA Healthcare, Inc.
5,945,366
0 .8
29,370
(1)
Intuitive Surgical, Inc.
11,325,072
1 .6
28,485
(1)
Repligen Corp.
5,525,805
0 .8
17,619
Stryker Corp.
6,150,264
0 .9
16,042  Thermo Fisher
Scientific, Inc.
9,146,828
1 .3
20,904
(1)
Vertex
Pharmaceuticals, Inc.
8,795,149
1 .3
90,794,970
12 .9
Industrials : 5 .6%
38,782  Booz Allen Hamilton
Holding Corp.
5,728,489
0 .8
95,978
(1)
Copart, Inc.
5,101,231
0 .8
78,896
Ingersoll Rand, Inc.
7,205,572
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
14,214
Parker-Hannifin Corp.
$ 7,610,886
1 .1
20,155  Rockwell Automation,
Inc.
5,745,787
0 .8
6,615
TransDigm Group, Inc.
7,790,750
1 .1
39,182,715
5 .6
Information Technology : 46 .4%
25,965
(1)
Adobe, Inc.
14,547,670
2 .1
69,382
(1)
Advanced Micro
Devices, Inc.
13,358,116
1 .9
257,953
Apple, Inc.
46,625,005
6 .6
5,604
ASML Holding N.V.
5,333,215
0 .8
8,192
Broadcom, Inc.
10,653,614
1 .5
29,388
(1)
Crowdstrike Holdings,
Inc. - Class A
9,526,120
1 .4
32,876
(1)
Datadog, Inc. - Class A
4,321,879
0 .6
51,776  Marvell Technology,
Inc.
3,710,268
0 .5
102,062  Micron Technology,
Inc.
9,247,838
1 .3
219,834
Microsoft Corp.
90,932,136
12 .9
8,211
(1)
MongoDB, Inc.
3,675,079
0 .5
71,150
NVIDIA Corp.
56,288,188
8 .0
21,944
(1)
Palo Alto Networks,
Inc.
6,814,709
1 .0
27,563
(1)
Salesforce, Inc.
8,512,006
1 .2
10,263
(1)
ServiceNow, Inc.
7,916,262
1 .1
93,007
Visa, Inc. - Class A
26,287,499
3 .8
28,542
(1)
Workday, Inc. - Class A
8,410,186
1 .2
326,159,790
46 .4
Materials : 1 .1%
23,115
Sherwin-Williams Co.
7,674,874
1 .1
Utilities : 0 .7%
86,884
NextEra Energy, Inc.
4,795,128
0 .7
Total Common Stock
(Cost $354,455,409)
696,889,765
99 .1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .0%
Mutual Funds : 1 .0%
7,275,000
(2)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $7,275,000) $ 7,275,000 1 .0
Total Short-Term
Investments
(Cost $7,275,000)
$ 7,275,000
1 .0
Total Investments in
Securities
(Cost $361,730,409) $ 704,164,765 100 .1
Liabilities in Excess
of Other Assets (956,283) (0.1)
Net Assets $ 703,208,482 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
3
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 696,889,765 $ — $ — $ 696,889,765
Short-Term Investments 7,275,000 — — 7,275,000
Total Investments, at fair value $ 704,164,765 $ — $ — $ 704,164,765
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 345,566,502
Gross Unrealized Depreciation (3,132,146)
Net Unrealized Appreciation $ 342,434,356